TRADE PAYABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current trade payables
Suppliers and commercial accruals	$ 31,082	$ 34,285
Companies under sect. 33 - Law No. 19,550 and Related Parties	881	873
Total Current trade payables	31,963	35,158
Non-current trade payables
Suppliers and commercial accruals	2,355	876
Total Non-current trade payables	2,355	876
Total trade payables	$ 34,318	$ 36,034